Class Z | Columbia Commodity Strategy Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Commodity Strategy Fund (the Fund) seeks to provide shareholders with total return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class Z Columbia Commodity Strategy Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class Z Columbia Commodity Strategy Fund
Management fees		0.55%
Distribution and/or service (12b-1) fees		none
Other expenses	[1]	1.96%
Total annual fund operating expenses		2.51%
Less: Fee waiver/expense reimbursement	[2]	(1.61%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	0.90%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 0.90% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Class Z Columbia Commodity Strategy Fund	92	628	1,190	2,724

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s initial fiscal period (from July 28, 2011 to November 30, 2011), the portfolio turnover rate was 0% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund is a diversified fund that, under normal market conditions, seeks to maintain substantial economic exposure to the performance of the commodities markets. The Fund invests, directly and indirectly, in a portfolio of commodity-linked investments, including commodity-linked futures, structured notes and/or swaps that are designed to provide exposure to the investment return of assets that trade in the commodities markets, without investing directly in physical commodities. A substantial portion of the Fund’s net assets will also be invested in a portfolio of fixed income securities rated investment-grade or, if unrated, deemed of comparable quality, which will consist primarily of: (i) U.S. Government securities, corporate debt securities, mortgage-backed securities and/or asset-backed securities; and/or (ii) shares of an affiliated money market fund. In addition to investing in these holdings for their income-producing potential, these holdings will be designated by the Fund, as necessary, to serve as collateral with respect to the Fund’s commodity-linked investments. The Fund primarily expects to gain exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the Subsidiary). The Subsidiary’s commodity-linked investments are expected to produce leveraged exposure to the performance of the commodities markets. It is expected that the gross notional value of the Fund’s (including the Subsidiary’s) commodity-linked investments will be equivalent to at least 90% of the Fund’s net assets. Like the Fund, the Subsidiary will not invest directly in physical commodities. The Subsidiary also invests in investment-grade fixed income securities and shares of an affiliated money market fund for investment purposes or to serve as collateral for its commodity-linked investments. The Fund’s investment in the Subsidiary permits it to gain exposure to the commodities markets in a potentially tax-efficient manner. The Subsidiary has the same investment objective as the Fund and, like the Fund, is managed by Columbia Management Investment Advisers, LLC and subadvised by Threadneedle International Limited.

Derivatives, such as futures, options, structured notes and swaps, may also be utilized to produce incremental earnings, hedge existing positions, increase market exposure and/or increase investment flexibility. Actual exposures will vary over time based on factors such as market movements and assessments of market conditions by the Fund’s portfolio managers. The Fund may engage in derivative transactions on both U.S. and foreign exchanges or in the “over-the-counter” (OTC) market.
PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund and the Subsidiary are described below. (References in this section to “the Fund” also include the Subsidiary, which shares the same risks as the Fund.)

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Commodity Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Fund becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed. The commodity-linked investments in which the Fund enters into may involve counterparties in the financial services sector, and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. (Below is more detailed information on certain derivatives expected to be utilized by the Fund.)

Derivatives Risk — Commodity-Linked Futures Contracts. The loss that may be incurred by the Fund in entering into futures contracts is potentially unlimited and may exceed the amount of the premium. Futures markets are highly volatile and the use of futures by the Fund may increase the volatility of the Fund’s net asset value (NAV). Additionally, as a result of the low collateral deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges.

Derivatives Risk — Commodity-Linked Structured Notes. The Fund’s investments in commodity-linked structured notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary (i.e. liquid) market, and risk of greater volatility, that do not affect traditional equity and debt securities.

Derivatives Risk — Commodity-Linked Swaps. The use of commodity-linked swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the portfolio managers are incorrect in their forecasts of market values or in their evaluation of the creditworthiness of swap counterparties, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used.

Derivatives Risk — Options. The Fund may buy and sell call and put options for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price. If the Fund sells a call option on an underlying asset that the Fund owns (a “covered call”) and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price. Options may be traded on a securities exchange or over-the-counter. These transactions involve risk, including correlation risk, Counterparty risk, hedging risk and Leverage Risk.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives (including, commodity-linked investments), or similar instruments or techniques. The use of leverage may make any change in the Fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. There is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Securities Risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade investments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Regulatory Risk — Commodity Futures Trading Commission. The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), pursuant to which registered investment companies are exempt from the definition of the term “commodity pool operator,” and thus, not subject to regulation by the CFTC. However, the CFTC recently adopted significant changes in the way in which registered investment companies that invest in commodities markets are regulated. To the extent these proposals become effective as adopted, the Fund may be compelled to consider significant changes, which could include substantially altering its principal investment strategies (e.g., reducing substantially the Fund’s exposure to the commodities markets) or, if deemed necessary, liquidating the Fund.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it is currently earning.

Risks of Investing in Money Market Funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of affiliated and unaffiliated money market funds in which it may invest.

Risks of Investing in Wholly Owned Subsidiary. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-linked investments held by the Subsidiary are similar to those that are permitted to be held by the Fund, and thus, are subject to the same risks as the Fund (which are described in this prospectus). There can be no assurance that the investment objective of the Subsidiary will be achieved. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Fund’s SAI and could adversely affect the Fund and its shareholders.

Tax Risk. If the Fund does not appropriately limit its commodity-linked investments, including its investments in the Subsidiary, or if such investments are re-characterized for U.S. federal income tax purposes, the Fund may be unable to qualify as a regulated investment company for one or more years, which would adversely affect the value of the Fund. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or the Fund’s liquidation.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

PAST PERFORMANCE
The bar chart and average annual total return table are not presented because the Fund, which commenced operations on July 28, 2011, has not had a full calendar year of operations as of the date of this prospectus.